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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                Rodney J. Dillman, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/08

                               ___________________



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

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2008
(unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 74.39%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS -70.89%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,332,956         11/21/07     $  2,286,403     $  2,279,705
Limited Partnership Interest (B)                                  14.99% int.         11/21/07          224,795          213,560
                                                                                                   ------------     ------------
                                                                                                      2,511,198        2,493,265
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  2,125,000         04/08/04        2,125,000        2,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                               13 shs.         11/16/07             --             16,966
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               2,323 shs.         04/08/04             --             24,959
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,166,925
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintence services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,040,000         12/27/07        1,999,200        2,011,825
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          484,499
                                                                                                   ------------     ------------
                                                                                                      2,509,200        2,496,324
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07        1,603,088        1,598,918
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,132,664        1,234,172
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500          613,865
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,527          154,615
                                                                                                   ------------     ------------
                                                                                                      3,109,779        3,601,570
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2010                            $  2,125,000         01/22/04        1,985,547        2,008,549
Preferred Class A Unit (B)                                         3,223 uts.                *          322,300             --
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1             --
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1             --
                                                                                                   ------------     ------------
                                                                                                      2,307,849        2,008,549
                                                                                                   ------------     ------------

* 01/22/04 and 09/12/06.                                                                          Massmutual Corporate Investors
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                                                                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $  1,627,660         05/18/05     $  1,549,429     $  1,540,944
Common Stock (B)                                                     497 shs.         05/18/05          497,340           74,041
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128           19,410
                                                                                                   ------------     ------------
                                                                                                      2,158,897        1,634,395
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,156,591        2,320,868
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121          248,980
Common Stock (B)                                                        1 sh.         06/30/06              286           23,913
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           87,503
                                                                                                   ------------     ------------
                                                                                                      2,517,100        2,681,264
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                 1,882 uts.         04/29/00            8,395              420
Common Membership Interests (B)                                   24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ------------     ------------
                                                                                                        117,378            5,862
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          558,932
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                          $    355,072         04/30/03          355,072          356,635
11.5% Senior Subordinated Note due 2011                          $    424,818         04/30/03          403,862          422,025
Common Stock (B)                                                 126,812 shs.         04/30/03          126,812          365,028
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              87,672 shs.         04/30/03           40,804          252,364
                                                                                                   ------------     ------------
                                                                                                        926,550        1,396,052
                                                                                                   ------------     ------------

* 12/30/97and 05/29/99
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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  2,393,954         01/12/07     $  2,233,202     $  2,161,222
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046           65,446
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873           47,339
                                                                                                   ------------     ------------
                                                                                                      2,502,121        2,274,007
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392          700,393
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          300,168
Common Stock (B)                                                     718 shs.         07/05/07                7                7
Limited Partnership Interest (B)                                   7.74% int.                *          189,586             --
                                                                                                   ------------     ------------
                                                                                                      1,190,153        1,000,568
                                                                                                   ------------     ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for the global aerospace and defense industries.
12% Senior Subordinated Note due 2013                            $  2,185,714         06/15/05        2,109,357        2,197,365
Common Stock (B)                                                     509 shs.               **          526,096        1,730,776
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 103 shs.         06/15/05          100,668          350,061
                                                                                                   ------------     ------------
                                                                                                      2,736,121        4,278,202
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,440,917        2,532,952
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          103,424
                                                                                                   ------------     ------------
                                                                                                      2,578,083        2,636,376
                                                                                                   ------------     ------------

*  08/12/04 and 01/14/05.
** 06/15/05 and 05/22/06.                                                                         Massmutual Corporate Investors
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

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06     $  1,737,202     $  1,901,661
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174        1,151,599
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           54,813
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000          111,225
                                                                                                   ------------     ------------
                                                                                                      2,523,206        3,219,298
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
Common Stock (B) (E)                                             368,560 shs.                *        1,856,534          770,290
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                3,278 shs.         12/14/01        2,784,133          778,527
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.               **          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650          778,527
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    540,000         11/01/06          531,900          530,855
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          768,229          836,937
Common Stock (B)                                                  180,000 shs         11/01/06          180,000          237,651
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           74,614
                                                                                                   ------------     ------------
                                                                                                      1,558,289        1,680,057
                                                                                                   ------------     ------------

*  12/19/05 and 06/17/06
** 10/24/96 and 8/28/98.
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10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *     $    690,600     $  1,060,723
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          312,348
                                                                                                   ------------     ------------
                                                                                                        877,069        1,373,071
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,220,010         01/08/08        2,181,160        2,204,624
Common Stock (B)                                                     660 shs.         01/08/08          329,990          313,500
                                                                                                   ------------     ------------
                                                                                                      2,511,150        2,518,124
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          166,250
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
10.5% Senior Secured Term Note A due 2009                        $    127,531         04/12/07          124,980          126,859
10.5% Senior Secured Term Note B due 2012                        $    688,664         04/12/07          677,590          681,023
12% Senior Secured Term Note C due 2012                          $    510,121         04/12/07          474,967          499,725
Limited Liability Company Unit Series F                           64,597 uts.         04/12/07           64,597           61,367
Limited Liability Company Unit Series G (B)                        4,990 uts.         04/12/07            4,990            4,741
                                                                                                   ------------     ------------
                                                                                                      1,347,124        1,373,715
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                   1.32% int.         03/30/00          531,250          286,660
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              29,117 shs.         03/30/00          255,000          179,918
                                                                                                   ------------     ------------
                                                                                                        786,250          466,578
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  90,000 shs.         05/06/04                6        1,301,310
                                                                                                   ------------     ------------

* 10/30/03 and 01/02/04.                                                                          Massmutual Corporate Investors
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                                                                                                                              11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  2,390,625         06/01/06     $  2,239,832     $  2,369,541
Preferred Unit (B)                                                   158 uts.         06/01/06          159,362          173,427
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361          112,088
                                                                                                   ------------     ------------
                                                                                                      2,521,555        2,655,056
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    918,385         04/13/06          904,609          904,249
14% Senior Subordinated Note due 2014                            $    555,059         04/13/06          502,765          546,947
Common Stock (B)                                                 109,436 shs.         04/13/06          109,436           14,660
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              30,940 shs.         04/13/06           48,433            4,145
                                                                                                   ------------     ------------
                                                                                                      1,565,243        1,470,001
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013                            $  2,365,217         02/03/06        2,166,162        2,174,897
Common Stock (B)                                                     185 shs.         02/03/06          184,783           49,194
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 254 shs.         02/03/06          208,435           67,671
                                                                                                   ------------     ------------
                                                                                                      2,559,380        2,291,762
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                            $  2,337,500         01/31/06        2,192,339        2,137,849
Common Stock (B)                                                 212,500 shs.         01/31/06          212,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             138,408 shs.         01/31/06          119,213             --
                                                                                                   ------------     ------------
                                                                                                      2,524,052        2,137,849
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,864,662
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully dilluted common shares (B)                  146,658 shs.         11/01/07          146,658          139,325
                                                                                                   ------------     ------------
                                                                                                      1,874,250        2,003,987
                                                                                                   ------------     ------------

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12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  2,210,000         02/10/06     $  2,048,925     $       --
Preferred Stock (B)                                                   20 shs.         09/18/07           20,238             --
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
                                                                                                      2,526,038             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.          7/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269                *        1,898,991        2,026,882
Common Stock (B)                                                      63 shs.                *           62,742           81,488
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.                *          199,501          259,114
                                                                                                   ------------     ------------
                                                                                                      2,161,234        2,367,484
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077           42,172
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share                                      20 shs.         02/27/07              612           12,421
                                                                                                   ------------     ------------
                                                                                                          2,689           54,593
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand (D)                        $     43,943         03/01/04                1             --
Common Stock (B)                                                     228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                        262,201             --
                                                                                                   ------------     ------------

* 06/30/04 and 08/19/04.                                                                          Massmutual Corporate Investors
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                                                                                                                              13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    963,687         08/04/00     $    916,389     $    940,920
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,352          591,737
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412          118,837
                                                                                                   ------------     ------------
                                                                                                      1,918,153        1,651,494
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING AQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,526,535        1,594,221
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          261,135
                                                                                                   ------------     ------------
                                                                                                      1,627,644        1,855,356
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,339,162         10/15/07        2,292,583        2,305,871
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          209,639
                                                                                                   ------------     ------------
                                                                                                      2,513,256        2,515,510
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  2,474,363         05/25/06        2,367,280        2,464,505
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210          137,378
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534           84,301
                                                                                                   ------------     ------------
                                                                                                      2,573,024        2,686,184
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                            $  2,318,000         03/14/07        2,125,557        2,240,423
Common Stock (B)                                                     232 shs.         03/13/07          232,000          160,543
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260          115,563
                                                                                                   ------------     ------------
                                                                                                      2,519,817        2,516,529
                                                                                                   ------------     ------------

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14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                 $  2,185,714         12/20/07     $  2,146,371     $  2,132,841
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          345,097
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026            1,026
                                                                                                   ------------     ------------
                                                                                                      2,510,657        2,478,964
                                                                                                   ------------     ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used in the manufacturing of medium and high-pressure reinforced hoses.
12% Senior Subordinated Note due 2014                            $  1,062,500         04/05/06          995,058        1,062,500
13% Preferred Stock (B)                                              565 shs.         04/05/06          565,335          721,926
Common Stock (B)                                                     125 shs.         04/05/06          125,048          910,114
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  13 shs.         04/05/06           12,905           93,886
                                                                                                   ------------     ------------
                                                                                                      1,698,346        2,788,426
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          945,436
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          298,741
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031               34
                                                                                                   ------------     ------------
                                                                                                      1,269,964        1,244,211
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
9.2% Senior Secured Tranche A Note due 2010 (C)                  $    452,774         09/03/04          452,774          445,964
12% Senior Secured Tranche B Note due 2011                       $    313,433         09/03/04          288,858          297,322
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           33,680
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           24,335
                                                                                                   ------------     ------------
                                                                                                        839,874          801,301
                                                                                                   ------------     ------------

* 05/04/07 and 01/02/08.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  2,685,614                *     $  2,545,658     $  2,646,021
Common Stock (B)                                                     450 shs.                *          450,000          424,219
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974          154,585
                                                                                                   ------------     ------------
                                                                                                      3,158,632        3,224,825
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
12% Senior Subordinated Note due 2014                            $  1,168,847         08/04/06        1,051,667        1,179,607
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          181,930
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          189,640
                                                                                                   ------------     ------------
                                                                                                      1,264,929        1,551,177
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
12% Senior Subordinated Note due 2014                            $  2,550,000         03/31/06        2,381,633        2,295,000
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      2,519,758        2,295,000
                                                                                                   ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014                            $  2,440,909         08/25/06        2,260,057        2,196,818
30% Series A Preferred Stock (B)                                  17,051 shs.         03/03/08           17,051             --
Common Stock (B)                                                 109,091 shs.         08/25/06          109,091             --
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                             173,633 shs.         08/25/06          149,940             --
                                                                                                   ------------     ------------
                                                                                                      2,536,139        2,196,818
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                 37.37% int.               **          348,620          690,470
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 214 shs.         12/21/05           36,647           42,390
                                                                                                   ------------     ------------
                                                                                                        385,267          732,860
                                                                                                   ------------     ------------

*  08/12/05 and 09/11/06.
** 09/20/00, 05/23/02 and 02/21/07.
--------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    712,219         02/24/06     $    640,839     $    356,109
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
                                                                                                      1,503,437          356,109
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014                            $  1,234,551         05/28/04        1,140,645        1,178,314
8.75% Senior Secured Note due 2011                               $    573,025         05/28/04          573,028          563,178
Common Stock (B)                                                 674,157 shs.         05/28/04          674,157             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             203,912 shs.         05/28/04          130,789             --
                                                                                                   ------------     ------------
                                                                                                      2,518,619        1,741,492
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                            $  2,125,000         08/02/07        1,888,243        2,097,740
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          403,750
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257            1,194
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,502,684
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,406,586
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1,020 uts.         02/01/07        1,020,000          148,757
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830           13,247
                                                                                                   ------------     ------------
                                                                                                      2,519,400        1,568,590
                                                                                                   ------------     ------------

* 02/24/06 and 06/22/07.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel chips in North America.
12.25% Senior Subordinated Note due 2012                         $  1,863,462         03/29/04     $  1,856,139     $  1,863,462
10% Preferred Stock (B)                                              255 shs.         03/29/04          255,083          333,964
Common Stock (B)                                                   6,455 shs.         03/29/04            6,455          491,774
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                               8,622 shs.         03/29/04            7,323          656,878
                                                                                                   ------------     ------------
                                                                                                      2,125,000        3,346,078
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    812,500         01/28/02          812,500          771,875
11.5% Senior Subordinated Note due 2012                          $  1,500,000         01/28/02        1,419,891        1,125,000
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,706,936        1,896,875
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    565,452         01/03/06          556,970          543,948
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          622,483          652,579
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307           20,585
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824            4,814
                                                                                                   ------------     ------------
                                                                                                      1,564,584        1,221,926
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008                            $  1,022,000         08/07/98        1,022,000        1,006,616
12% Senior Subordinated Note due 2008                            $    307,071         02/09/00          303,298          302,403
Limited Partnership Interest of Riverside VIII,
  VIII-A and VIII-B Holding Company, L.P. (B)                     20.58% int.                *        1,555,992             --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              28,648 shs.               **          389,188             --
                                                                                                   ------------     ------------
                                                                                                      3,270,478        1,309,019
                                                                                                   ------------     ------------

*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/09/00.
--------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06     $    572,115     $  1,018,215
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801          171,911
                                                                                                   ------------     ------------
                                                                                                        742,916        1,190,126
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,233,330         07/03/06        2,130,446        2,226,966
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          395,907
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790           71,266
Common Unit Class I (B)                                              148 uts.         07/03/06             --               --
Common Unit Class L (B)                                               31 uts.         07/03/06             --               --
                                                                                                   ------------     ------------
                                                                                                      2,581,386        2,694,139
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06        2,160,956        2,317,950
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          380,176
Common Stock (B)                                                      23 shs.         03/31/06           25,500           55,698
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           32,399
                                                                                                   ------------     ------------
                                                                                                      2,527,174        2,786,223
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
12% Senior Subordinated Note due 2012                            $  1,304,624         04/27/07        1,198,729        1,218,741
Limited Liability Company Unit (B)                               1,754,707 uts.       04/27/07           63,233           60,011
                                                                                                   ------------     ------------
                                                                                                      1,261,962        1,278,752
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,085,946        2,109,962
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          162,285
                                                                                                   ------------     ------------
                                                                                                      2,351,571        2,272,247
                                                                                                   ------------     ------------

                                                                                                  Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  2,040,000         10/02/06     $  1,899,155     $  2,049,061
Limited Liability Company Unit (B)                                 1,384 uts.         10/02/06          510,000          422,958
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 344 shs.         10/02/06          124,644          105,197
                                                                                                   ------------     ------------
                                                                                                      2,533,799        2,577,216
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,158,373        2,340,344
Limited Partnership Interest                                     177,729 uts.         02/11/08          177,729          168,843
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588               13
                                                                                                   ------------     ------------
                                                                                                      2,503,690        2,509,200
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                   1,004 shs.         08/12/94          100,350             --
Common Stock (B)                                                   2,600 shs.                *          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $  1,770,833         05/28/04        1,542,560        1,737,234
Common Stock (B)                                                 354,166 shs.         05/28/04          354,166          198,016
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share                                 377,719 shs.         05/28/04          377,719          211,184
                                                                                                   ------------     ------------
                                                                                                      2,274,445        2,146,434
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                   9.26% int.         07/09/04                1             --
                                                                                                   ------------     ------------

* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  2,267,190         12/15/06     $  2,090,363     $  2,270,225
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810          154,950
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483           73,072
                                                                                                   ------------     ------------
                                                                                                      2,504,656        2,498,247
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08        2,467,911        2,524,713
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,524,713
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  2,260,638         02/10/06        2,116,579        2,305,851
Common Stock (B)                                                 289,362 shs.         02/10/06          289,362          372,362
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             131,555 shs.         02/10/06          119,796          169,290
                                                                                                   ------------     ------------
                                                                                                      2,525,737        2,847,503
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Notes due 2011                         $  1,062,500         11/14/03          990,317        1,053,717
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946          131,613
                                                                                                   ------------     ------------
                                                                                                      1,113,263        1,185,330
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212        1,274,560
                                                                                                   ------------     ------------

                                                                                                  Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04     $  1,459,402     $  1,559,729
Common Stock (B)                                                     612 shs.                *          642,937        1,096,954
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          239,502
                                                                                                   ------------     ------------
                                                                                                      2,215,917        2,896,185
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076               **        2,020,239        2,173,415
Limited Liability Company Unit (B)                                   619 uts.               **          638,061          588,487
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.               **          164,769                2
                                                                                                   ------------     ------------
                                                                                                      2,823,069        2,761,904
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               1.43% int.         08/29/00          684,724             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,112,769        2,217,508
Common Stock (B)                                                     311 shs.         08/01/06          310,976          367,957
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293          122,546
                                                                                                   ------------     ------------
                                                                                                      2,517,038        2,708,011
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                             106,539 shs.         01/14/00          658,751             --
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,522,305
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,522,305
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2013                            $  2,217,385         10/14/05     $  1,939,864     $  2,217,385
Common Stock (B)                                                   2,203 shs.         10/14/05            2,203        1,620,923
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                               1,167 shs.         10/14/05          294,403          858,655
                                                                                                   ------------     ------------
                                                                                                      2,236,470        4,696,963
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
8.7% Senior Secured Tranche B Note due 2012 (C)                  $  1,520,515                *        1,515,366        1,462,549
12% Senior Subordinated Note due 2014                            $  1,162,110               **        1,110,071        1,151,549
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                2.30% int.         03/01/05          116,285          728,014
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041          126,579
                                                                                                   ------------     ------------
                                                                                                      2,800,763        3,468,691
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  2,239,024         10/26/07        2,102,363        2,210,216
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051          393,348
                                                                                                   ------------     ------------
                                                                                                      2,516,414        2,603,564
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          840,878
13% Senior Subordinated Note due 2014                            $    598,450         03/02/07          490,608          588,306
Common Stock (B)                                                 125,199 shs.         03/02/07          125,199           50,736
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              34,533 shs.         03/02/07           95,873           13,994
                                                                                                   ------------     ------------
                                                                                                      1,550,261        1,493,914
                                                                                                   ------------     ------------

*  4/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.                                                                         Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98     $  2,579,765     $  2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          691,096
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          487,058
                                                                                                   ------------     ------------
                                                                                                      3,578,597        3,890,154
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $  1,773,006         10/31/07        1,652,045        1,737,913
Common Stock (B)                                                     209 shs.         10/31/07          208,589          198,161
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607                1
                                                                                                   ------------     ------------
                                                                                                      1,948,241        1,936,075
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,669,957        1,777,631
Common Stock (B)                                                   1,078 shs.                *        1,078,450        1,413,404
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485          112,632
                                                                                                   ------------     ------------
                                                                                                      2,825,892        3,303,667
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013                            $  2,309,541               **        2,173,291        2,078,587
Common Stock (B)                                                     742 shs.               **          800,860          141,012
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.               **          159,894           29,124
                                                                                                   ------------     ------------
                                                                                                      3,134,045        2,248,723
                                                                                                   ------------     ------------

*  08/31/05 and 04/30/07
** 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
12.5% Senior Subordinated Note due 2010                          $    850,000         04/11/03     $    819,843     $    856,648
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           83,927          216,342
                                                                                                   ------------     ------------
                                                                                                        903,770        1,072,990
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,663,044         02/08/08        1,629,783        1,654,008
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          842,612
                                                                                                   ------------     ------------
                                                                                                      2,516,739        2,496,620
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,741,666        1,850,740
Common Stock (B)                                                     182 shs.         04/30/04          182,200          137,176
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736          173,480
                                                                                                   ------------     ------------
                                                                                                      2,135,602        2,161,396
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                            1 ut.         12/02/96              937             --
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          801,983
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          584,511          646,646
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529          117,353
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055              350
                                                                                                   ------------     ------------
                                                                                                      1,553,992        1,566,332
                                                                                                   ------------     ------------

* 09/24/04 and 12/22/06.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $  1,887,288         09/24/04     $  1,770,082     $  1,706,371
Common Stock (B)                                                  26,456 shs.                *          264,558          197,509
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,787 shs.         09/24/04          186,883          177,583
                                                                                                   ------------     ------------
                                                                                                      2,221,523        2,081,463
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                          $  1,700,000         07/19/04        1,483,065        1,530,000
14.5% PIK Note due 2010                                          $    212,500         06/30/07          192,717          191,250
Limited Liability Company Unit Class A (B)                       414,375 uts.         07/19/04          414,375             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
                                                                                                      2,273,092        1,721,250
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,132,785         11/15/07        2,090,198        2,083,933
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          401,518
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --                  4
                                                                                                   ------------     ------------
                                                                                                      2,512,850        2,485,455
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04            3,728            6,770
Common Stock (B)                                                   4,028 shs.         12/21/07             --              7,315
                                                                                                   ------------     ------------
                                                                                                          3,728           14,085
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,609,019        1,629,273
Common Stock (B)                                                     191 shs.         11/30/06          191,250          112,950
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493           56,389
                                                                                                   ------------     ------------
                                                                                                      1,886,762        1,798,612
                                                                                                   ------------     ------------

* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07     $  1,057,494     $  1,078,674
Limited Partnership Interests (B)                                 23.16% int.         05/14/07          115,804           98,433
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  88 shs.         05/14/07           83,462                1
                                                                                                   ------------     ------------
                                                                                                      1,256,760        1,177,108
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (F)                                                             180,321,879      177,231,828
                                                                                                   ------------     ------------






























                                                                                                  Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.50%:

BONDS - 3.50%
American Tire Distributor (C)                     10.979%    04/01/12   $  1,000,000  $    950,000  $    895,000
Charter Communications Op LLC                      8.000     04/30/12        550,000       529,125       504,625
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,285,972     1,240,225
Douglas Dynamics LLC                               7.750     01/15/12        630,000       632,568       472,500
G F S I, Inc. (C)                                 10.500     06/01/11        750,000       719,745       697,500
Intergen NV                                        9.000     06/30/17        750,000       743,918       783,750
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,195,334       894,000
Penhall International                             12.000     08/01/14        650,000       665,823       549,250
Rock-Tenn Co.                                      9.250     03/15/16         75,000        74,475        77,625
Ryerson, Inc.                                     12.000     11/01/15         65,000        65,000        61,425
Snoqualmie Entertainment Authority                 9.125     02/01/15        500,000       487,956       425,000
Tenneco, Inc.                                      8.125     11/15/15        100,000       100,000        99,250
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,104,778     1,042,750
TXU Energy Company LLC                            10.250     11/01/15      1,000,000     1,004,875       996,250
                                                                                      ------------  ------------
  TOTAL BONDS                                                                         $  9,559,569  $  8,739,150
                                                                                      ------------  ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation                                                                 777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------
PREFERRED STOCK - 0.00%
TherOX, Inc.                                                                     103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      4,131          --
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
Touchstone Health Partnership                                                  1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------

TOTAL RULE 144A SECURITIES                                                               9,568,670     8,739,150
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $189,890,549  $185,970,978
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 26.14%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 23.88%
A M C Entertainment, Inc.                         11.000%    02/01/16   $    815,000  $    817,222  $    763,038
Activant Solutions, Inc.                           9.500     05/01/16        150,000       150,000       126,000
Affinia Group, Inc.                                9.000     11/30/14        785,000       709,625       678,044
ALH Fin LLC / ALH Fin Corporation                  8.500     01/15/13        870,000       839,213       791,700
Appleton Papers, Inc.                              8.125     06/15/11        300,000       300,000       288,750
Aramark Corporation (C)                            6.739     02/01/15        200,000       200,000       176,500
Aramark Corporation                                8.500     02/01/15        500,000       502,500       501,250
Atlas Pipeline Partners                            8.125     12/15/15        200,000       200,000       203,500
Bally Total Fitness Holdings Corporation          14.000     10/01/13         90,000        73,350        54,000
Basic Energy Services                              7.125     04/15/16        225,000       225,000       214,313
Blockbuster, Inc. (C)                              9.000     09/01/12        475,000       475,675       387,125
Boyd Gaming Corporation                            7.125     02/01/16      1,000,000       824,250       805,000
Brigham Exploration Co.                            9.625     05/01/14      1,200,000     1,167,903     1,032,000
Bristow Group, Inc.                                7.500     09/15/17        150,000       150,000       150,750
CCH I Holdings LLC                                11.125     01/15/14        550,000       351,438       264,000
Cablevision Systems Corporation                    8.000     04/15/12      1,000,000     1,010,857       972,500
Cenveo Corporation                                 7.875     12/01/13        550,000       550,000       445,500
Chaparral Energy, Inc.                             8.875     02/01/17      1,500,000     1,491,780     1,301,250
Cincinnati Bell, Inc.                              8.375     01/15/14      1,100,000     1,007,500     1,031,250
Clayton Williams Energy, Inc.                      7.750     08/01/13      1,200,000     1,179,000     1,038,000
Community Health Systems, Inc.                     8.875     07/15/15      1,200,000     1,169,415     1,204,500
Delta Petroleum Corporation                        7.000     04/01/15        750,000       661,875       667,500
Dynegy Holdings, Inc.                              6.875     04/01/11        500,000       422,500       491,250
Dynegy Holdings, Inc.                              7.500     06/01/15        500,000       446,548       468,750
Dynegy Holdings, Inc.                              8.375     05/01/16        330,000       330,000       326,700
Edison Mission Energy                              7.750     06/15/16         55,000        55,000        56,650
Esterline Technologies                             7.750     06/15/13        200,000       200,000       203,000
Ford Motor Credit Co.                              7.375     10/28/09      1,250,000     1,246,875     1,138,916
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       257,058
General Motors Acceptance Corporation              7.750     01/19/10      1,250,000     1,276,465     1,081,208
Goodyear Tire & Rubber Co.                         7.857     08/15/11      1,400,000     1,342,750     1,433,250
Graham Packaging Corporation                       9.875     10/15/14        280,000       252,700       235,200
Great Lakes Dredge & Dock Corporation              7.750     12/15/13        500,000       481,250       457,500
H C A, Inc.                                        9.250     11/15/16        975,000       990,924     1,011,563
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,275,000     1,287,356     1,268,625
Hughes Network Systems                             9.500     04/15/14      1,050,000     1,071,103     1,044,750
Inergy LP                                          8.250     03/01/16        150,000       150,000       153,375

                                                                                  Massmutual Corporate Investors
----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
Intelsat Bermuda Ltd.                              9.250%    06/15/16   $  1,365,000  $  1,416,096  $  1,375,238
Interline Brands, Inc.                             8.125     06/15/14      1,300,000     1,291,107     1,241,500
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        44,500
Kar Holdings, Inc.                                10.000     05/01/15      1,000,000       926,448       865,000
Koppers, Inc.                                      9.875     10/15/13        477,000       477,000       500,850
Leucadia National Corporation                      7.000     08/15/13        650,000       659,293       645,125
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610       875,544
Majestic Star Casino LLC                           9.500     10/15/10        500,000       500,000       441,250
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       198,000
Mariner Energy, Inc.                               8.000     05/15/17        800,000       805,187       764,000
Markwest Energy Operating Co.                      6.875     11/01/14        775,000       763,000       732,375
Mediacom Broadband LLC                             8.500     10/15/15      1,500,000     1,517,532     1,260,000
N R G Energy, Inc.                                 7.375     02/01/16        175,000       175,000       171,500
N T L Cable PLC                                    9.125     08/15/16      1,380,000     1,416,455     1,235,100
Neiman Marcus Group, Inc.                         10.375     10/15/15        750,000       757,500       750,000
Newark Group, Inc.                                 9.750     03/15/14        850,000       796,863       688,500
North American Energy Partners                     8.750     12/01/11      1,165,000     1,175,372     1,153,350
O E D Corp./Diamond Jo Company Guarantee           8.750     04/15/12      1,000,000       985,960       880,000
Petrohawk Energy Corporation                       9.125     07/15/13      1,500,000     1,522,830     1,541,250
Pliant Corporation                                11.125     09/01/09        550,000       539,000       437,250
Pliant Corporation (C)                            11.850     06/15/09        990,634       998,818       970,822
Polypore, Inc.                                     8.750     05/15/12      1,960,000     1,893,800     1,881,600
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490       930,000
Quality Distribution, Inc. (C)                     8.758     01/15/12        545,000       547,096       407,388
Quebecor Media, Inc.                               7.750     03/15/16      1,175,000     1,097,423     1,072,188
RBS Global & Rexnord Corporation                  11.750     08/01/16        275,000       284,486       237,875
Rental Service Corporation                         9.500     12/01/14      1,500,000     1,489,385     1,252,500
Scholastic Corporation                             5.000     04/15/13      1,500,000     1,278,750     1,278,656
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       330,469
Stanadyne Corporation                             10.000     08/15/14      1,500,000     1,500,000     1,365,000
Steel Dynamics, Inc.                               6.750     04/01/15        200,000       200,000       196,000
Stewart & Stevenson LLC                           10.000     07/15/14      1,500,000     1,536,464     1,440,000
Stratos Global                                     9.875     02/15/13        575,000       578,167       584,344
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       655,126       572,000
Tenneco, Inc.                                      8.625     11/15/14      1,000,000     1,002,318       982,500
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        68,075
Time Warner Telecom Holdings                       9.250     02/15/14      1,000,000     1,009,912     1,010,000
Titan International, Inc.                          8.000     01/15/12        370,000       365,600       362,600

----------------------------------------------------------------------------------------------------------------
30

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
Trimas Corporation                                 9.875%    06/15/12   $    823,000  $    764,250  $    716,010
Triton PCS, Inc.                                   8.500     06/01/13        550,000       550,000       572,688
Tube City IMS Corporation                          9.750     02/01/15      1,000,000     1,009,604       880,000
United Components, Inc.                            9.375     06/15/13      1,080,000     1,081,001       989,550
United Rentals, Inc.                               7.750     11/15/13        625,000       625,000       509,375
United Rentals, Inc.                               7.000     02/15/14        500,000       500,000       392,500
Vought Aircraft Industries                         8.000     07/15/11      1,000,000       998,796       917,500
Warner Music Group Corporation                     7.375     04/15/14        275,000       275,000       211,750
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,121,102     1,053,250
                                                                                      ------------  ------------
TOTAL BONDS                                                                           $ 63,578,916  $ 59,709,237
                                                                                      ------------  ------------

COMMON STOCK - 2.02%
Bally Total Fitness Holdings Corporation (B)                                     600  $      5,520  $        156
Chase Packaging Corporation                                                    9,541          --           1,908
Comcast Corporation                                                           33,200       613,868       642,088
EnerNOC, Inc. (B)                                                             46,500     1,283,262       530,100
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       661,064
PepsiAmericas, Inc.                                                           92,145     2,006,365     2,352,462
Supreme Industries, Inc.                                                     115,721       267,323       659,610
Visa, Inc.                                                                     3,324       146,256       207,285
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                  $  5,885,922  $  5,054,673
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.24%
Citadel Broadcasting Corporation                   1.875%    02/15/11   $    700,000  $    543,375  $    594,125
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  543,375       594,125
                                                                                      ------------  ------------

  TOTAL CORPORATE PUBLIC SECURITIES                                                   $ 70,008,213  $ 65,358,035
                                                                                      ------------  ------------






                                                                                  Massmutual Corporate Investors
----------------------------------------------------------------------------------------------------------------
                                                                                                              31

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A) (Continued)    Rate/Yield*    Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
SHORT-TERM SECURITIES:

COMMERCIAL PAPER - 10.41%

Detroit Edison Company                             3.052%    04/04/08   $  4,900,000  $  4,898,755  $  4,898,755
Duke Energy Carolinas LLC                          3.102     04/02/08      3,854,000     3,853,668     3,853,668
Duke Energy Carolinas LLC                          3.107     04/11/08        302,000       301,740       301,740
International Lease Finance Corporation            2.583     04/07/08        988,000       987,575       987,575
International Lease Finance Corporation            3.003     04/09/08      2,539,000     2,537,307     2,537,307
Kraft Foods, Inc.                                  3.155     04/01/08        883,000       883,000       883,000
P P G Industries, Inc.                             3.103     04/07/08      3,422,000     3,420,232     3,420,232
Textron Financial Corporation                      3.350     04/01/08      4,873,000     4,873,000     4,873,000
Wisconsin Gas Company                              2.651     04/03/08      4,266,000     4,265,372     4,265,372
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $ 26,020,649  $ 26,020,649
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 110.94%                             $285,919,411  $277,349,662
                                                                                      ============  ============
   Other Assets                                     2.78                                               6,967,838
   Liabilities                                    (13.72)                                            (34,309,976)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $250,007,524
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 3/31/08.
(D) Defaulted Security; interest not accrued.
(E) Security publicly priced.
(F) Illiquid securities. At March 31, 2008, the value of these securities amounted to $177,231,828 or 70.89% of net assets.
*   Effective yield at purchase.
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
32

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.38%                                                      BROADCASTING & ENTERTAINMENT - 2.69%
Consolidated Foundries Holdings                $    4,278,202          CCH I Holdings LLC                             $      264,000
Esterline Technologies                                203,000          Cablevision Systems Corporation                       972,500
Gencorp, Inc.                                         257,058          Cenveo Corporation                                    445,500
Hughes Network Systems                              1,044,750          Charter Communications Op LLC                         504,625
P A S Holdco LLC                                    2,694,139          Citadel Broadcasting Corporation                      594,125
Visioneering, Inc.                                  1,566,332          Comcast Corporation                                   642,088
Vought Aircraft Industries                            917,500          Liberty Media Corporation                             875,544
                                               --------------          Mediacom Broadband LLC                              1,260,000
                                                   10,960,981          Workplace Media Holding Co.                         1,177,108
                                               --------------                                                         --------------
AUTOMOBILE - 7.72%                                                                                                         6,735,490
American Tire Distributor                             895,000                                                         --------------
Ford Motor Credit Co.                               1,138,916          BUILDINGS & REAL ESTATE - 1.46%
Fuel Systems Holding Corporation                    2,137,849          K W P I Holdings Corporation                        2,516,529
General Motors Acceptance Corporation               1,081,208          Texas Industries, Inc.                                 68,075
Goodyear Tire & Rubber Co.                          1,433,250          TruStile Doors, Inc.                                1,072,990
Jason, Inc.                                         1,651,494                                                         --------------
Nyloncraft, Inc.                                    1,896,875                                                              3,657,594
Ontario Drive & Gear Ltd.                           1,190,126                                                         --------------
Qualis Automotive LLC                               2,146,434          CHEMICAL, PLASTICS & RUBBER - 0.42%
Tenneco, Inc.                                       1,081,750          Capital Specialty Plastics, Inc.                      558,932
Titan International, Inc.                             362,600          Koppers, Inc.                                         500,850
Transtar Holding Company                            3,303,667                                                         --------------
United Components, Inc.                               989,550                                                              1,059,782
                                               --------------                                                         --------------
                                                   19,308,719          CONSUMER PRODUCTS - 8.20%
                                               --------------          Aero Holdings, Inc.                                 3,601,570
BEVERAGE, DRUG & FOOD - 4.19%                                          ALH Fin LLC/ALH Fin Corporation                       791,700
Aramark Corporation                                   677,750          Bravo Sports Holding Corporation                    2,681,264
Golden Country Foods Holding, Inc.                  2,003,987          G F S I, Inc.                                         697,500
Nonni's Food Company                                3,346,078          K N B Holdings Corporation                          2,686,184
PepsiAmericas, Inc.                                 2,352,462          Kar Holdings, Inc.                                    909,500
Specialty Foods Group, Inc.                              --            Momentum Holding Co.                                1,551,177
Vitality Foodservice, Inc.                          2,081,463          R A J Manufacturing Holdings LLC                    2,498,247
                                               --------------          Royal Baths Manufacturing Company                   1,185,330
                                                   10,461,740          The Tranzonic Companies                             3,890,154
                                               --------------          Walls Industries, Inc.                                 14,085
                                                                                                                      --------------
                                                                                                                          20,506,711
                                                                                                                      --------------

                                                                                                      Massmutual Corporate Investors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 5.24%                                  DIVERSIFIED/CONGLOMERATE,
Chase Packaging Corporation                    $        1,908            SERVICE - 4.09%
Flutes, Inc.                                        1,470,001          Advanced Technologies Holdings                 $    2,496,324
Graham Packaging Corporation                          235,200          CapeSuccess LLC                                         5,862
Maverick Acquisition Company                          801,301          Diversco, Inc./DHI Holdings, Inc.                     778,527
P I I Holding Corporation                           2,786,223          Dwyer Group, Inc.                                   1,373,071
Packaging Dynamics Corporation of America             894,000          Fowler Holding, Inc.                                2,291,762
Paradigm Packaging, Inc.                            2,272,247          Insurance Claims Management, Inc.                      54,593
Pliant Corporation                                  1,408,072          Interline Brands, Inc.                              1,241,500
Pregis Corporation                                    930,000          Mail Communications Group, Inc.                     1,244,211
Tekni-Plex, Inc.                                      572,000          Moss, Inc.                                            732,860
Vitex Packaging Group, Inc.                         1,721,250                                                         --------------
                                               --------------                                                             10,218,710
                                                   13,092,202                                                         --------------
                                               --------------          ELECTRONICS - 1.22%
DISTRIBUTION - 2.06%                                                   Connecticut Electric, Inc.                          2,274,007
Affinia Group, Inc.                                   678,044          Directed Electronics, Inc.                            770,290
Duncan Systems, Inc.                                1,680,057                                                         --------------
Magnatech International, Inc.                       2,788,426                                                              3,044,297
Strategic Equipment & Supply Corporation, Inc.           --                                                           --------------
QualServ Corporation                                     --            FARMING & AGRICULTURE - 0.99%
                                               --------------          Protein Genetics, Inc.                                   --
                                                    5,146,527          Waggin' Train Holdings LLC                          2,485,455
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                                                                                  2,485,455
  MANUFACTURING - 6.80%                                                                                               --------------
A H C Holding Company, Inc.                         2,493,265          FINANCIAL SERVICES - 1.99%
Activant Solutions, Inc.                              126,000          Hawker Beechcraft Acquisition Co.                   1,268,625
Arrow Tru-Line Holdings, Inc.                       1,634,395          Highgate Capital LLC                                     --
Douglas Dynamics LLC                                  472,500          Leucadia National Corporation                         645,125
Evans Consoles, Inc.                                1,301,310          Nesco Holdings Corp.                                2,502,684
Great Lakes Dredge & Dock Corporation                 457,500          Penhall International                                 549,250
Polypore, Inc.                                      1,881,600          Victory Ventures LLC                                     --
Postle Aluminum Company LLC                         2,577,216                                                         --------------
Radiac Abrasives, Inc.                              2,847,503                                                              4,965,684
RBS Global & Rexnord Corporation                      237,875                                                         --------------
Trimas Corporation                                    716,010          HEALTHCARE, EDUCATION &
Truck Bodies & Equipment International              2,248,723            CHILDCARE - 3.62%
                                               --------------          A T I Acquisition Company                           2,166,925
                                                   16,993,897          American Hospice Management Holding LLC             2,008,549
                                               --------------          Community Health Systems, Inc.                      1,204,500
                                                                       F H S Holdings LLC                                  2,655,056
                                                                       H C A, Inc.                                         1,011,563
                                                                       Touchstone Health Partnership                            --
                                                                                                                      --------------
                                                                                                                           9,046,593
                                                                                                                      --------------



------------------------------------------------------------------------------------------------------------------------------------
34

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
HOME & OFFICE FURNISHINGS,                                             MACHINERY - 9.99%
  HOUSEWARES, AND DURABLE                                              Davis-Standard LLC                             $    3,219,298
  CONSUMER PRODUCTS - 8.45%                                            E S P Holdco, Inc.                                  2,518,124
Connor Sport Court International, Inc.         $    1,000,568          K-Tek Holdings Corporation                          2,478,964
H M Holding Company                                      --            Manitowoc Company, Inc.                               198,000
Home Decor Holding Company                          2,367,484          Morton Industrial Group, Inc.                       2,196,818
Justrite Manufacturing Acquisition Co.              1,855,356          Navis Global                                        1,741,492
K H O F Holdings, Inc.                              2,515,510          NetShape Technologies, Inc.                         1,568,590
Monessen Holding Corporation                        2,295,000          Pacific Consolidated Holdings LLC                   1,278,752
Stanton Carpet Holding Co.                          2,708,011          Power Services Holding Company                      2,509,200
Transpac Holdings Company                           1,936,075          R E I Delaware Holding, Inc.                        2,524,713
U M A Enterprises, Inc.                             2,496,620          Safety Speed Cut Manufacturing Company, Inc.        1,274,560
U-Line Corporation                                  2,161,396          Stanadyne Corporation                               1,365,000
Wellborn Forest Holding Co.                         1,798,612          Stewart & Stevenson LLC                             1,440,000
                                               --------------          Supreme Industries, Inc.                              659,610
                                                   21,134,632                                                         --------------
                                               --------------                                                             24,973,121
LEISURE, AMUSEMENT,                                                                                                   --------------
  ENTERTAINMENT - 3.56%                                                MEDICAL DEVICES/BIOTECH - 2.40%
A M C Entertainment, Inc.                             763,038          Coeur, Inc.                                         1,396,052
Bally Total Fitness Holding Corporation                54,156          E X C Acquisition Corporation                         166,250
Boyd Gaming Corporation                               805,000          ETEX Corporation                                         --
Electra Bicycle Company LLC                         1,373,715          MicroGroup, Inc.                                    3,224,825
Majestic Star Casino LLC                              441,250          OakRiver Technology, Inc.                           1,221,926
O E D Corp/Diamond Jo Company Guarantee               880,000          TherOX, Inc.                                             --
Savage Sports Holding, Inc.                         2,896,185                                                         --------------
Snoqualmie Entertainment Authority                    425,000                                                              6,009,053
Tunica-Biloxi Gaming Authority                      1,042,750                                                         --------------
Warner Music Group Corporation                        211,750          MINING, STEEL, IRON & NON PRECIOUS
                                               --------------            METALS - 1.46%
                                                    8,892,844          Ryerson, Inc.                                          61,425
                                               --------------          Steel Dynamics, Inc.                                  196,000
                                                                       T H I Acquisition, Inc.                             2,522,305
                                                                       Tube City IMS Corporation                             880,000
                                                                                                                      --------------
                                                                                                                           3,659,730
                                                                                                                      --------------
                                                                       NATURAL RESOURCES - 0.15%
                                                                       Appleton Papers, Inc.                                 288,750
                                                                       Rock-Tenn Co.                                          77,625
                                                                                                                      --------------
                                                                                                                             366,375
                                                                                                                      --------------

                                                                                                      Massmutual Corporate Investors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  35

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
OIL & GAS - 3.21%                                                      TELECOMMUNICATIONS - 2.59%
Atlas Pipeline Partners                        $      203,500          Cincinnati Bell, Inc.                          $    1,031,250
Basic Energy Services                                 214,313          Intelsat Bermuda Ltd.                               1,375,238
Brigham Exploration Co.                             1,032,000          ITC^DeltaCom, Inc.                                    661,064
Bristow Group, Inc.                                   150,750          N T L Cable PLC                                     1,235,100
Chaparral Energy, Inc.                              1,301,250          Stratos Global                                        584,344
Clayton Williams Energy, Inc.                       1,038,000          Time Warner Telecom Holdings                        1,010,000
Delta Petroleum Corporation                           667,500          Triton P C S, Inc.                                    572,688
Mariner Energy, Inc.                                  764,000                                                         --------------
North American Energy Partners                      1,153,350                                                              6,469,684
Total E & S, Inc.                                   1,493,914                                                         --------------
                                               --------------          TRANSPORTATION - 2.18%
                                                    8,018,577          NABCO, Inc.                                           356,109
                                               --------------          Quality Distribution, Inc.                            407,388
PHARMACEUTICALS - 1.24%                                                Tangent Rail Corporation                            4,696,963
CorePharma LLC                                      2,636,376                                                         --------------
Enzymatic Therapy, Inc.                               466,578                                                              5,460,460
                                               --------------                                                         --------------
                                                    3,102,954          UTILITIES - 2.29%
                                               --------------          Dynegy Holdings, Inc.                               1,286,700
PUBLISHING/PRINTING - 1.35%                                            Edison Mission Energy                                  56,650
Newark Group, Inc.                                    688,500          Inergy LP                                             153,375
Quebecor Media, Inc.                                1,072,188          Intergen NV                                           783,750
Scholastic Corporation                              1,278,656          Markwest Energy Operating Co.                         732,375
Sheridan Acquisition Corporation                      330,469          N R G Energy, Inc.                                    171,500
                                               --------------          Petrohawk Energy Corporation                        1,541,250
                                                    3,369,813          TXU Energy Company LLC                                996,250
                                               --------------                                                         --------------
RETAIL STORES - 1.84%                                                                                                      5,721,850
Blockbuster, Inc.                                     387,125                                                         --------------
Neiman Marcus Group, Inc.                             750,000          WASTE MANAGEMENT / POLLUTION - 2.85%
Olympic Sales, Inc.                                 1,309,019          Terra Renewal Services, Inc.                        3,468,691
Rental Service Corporation                          1,252,500          Torrent Group Holdings, Inc.                        2,603,564
United Rentals, Inc.                                  901,875          Waste Services, Inc.                                1,053,250
                                               --------------                                                         --------------
                                                    4,600,519                                                              7,125,505
                                               --------------                                                         --------------
TECHNOLOGY - 1.90%                                                     Total Corporate Restricted and
Compucom Systems, Inc.                              1,240,225          Public Securities - 100.53%                    $  251,329,013
EnerNOC, Inc.                                         530,100                                                         ==============
Smart Source Holdings LLC                           2,761,904
Visa, Inc.                                            207,285
                                               --------------
                                                    4,739,514
                                               --------------

See notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
36

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2008 is $8,569,749 and consists of $21,249,163 appreciation and $29,818,912 depreciation.

FAIR VALUE MEASUREMENTS

Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2008:

ASSETS                     TOTAL       LEVEL 1      LEVEL 2        LEVEL 3
-----------------------------------------------------------------------------
Private Securities    $ 185,970,978  $   770,290  $ 8,739,150  $ 176,461,538
Public Securities        65,358,035    5,054,673   60,249,362         54,000
Short-term Securities    26,020,649         --     26,020,649           --
-----------------------------------------------------------------------------
TOTAL                 $ 277,349,662  $ 5,824,963  $95,009,161  $ 176,515,538

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                             PRIVATE      PUBLIC     SHORT-TERM
ASSETS                     SECURITIES   SECURITIES   SECURITIES       TOTAL
-----------------------------------------------------------------------------
Beginning balance
  at 12/31/2007       $ 175,656,608  $    74,700  $      --   $  175,731,308

Total Gains or Losses
 (realized/unrealized)
 included in earnings*     (263,552)     (20,700)        --         (284,252)

Purchases, sales,
  issuances & settlements
  (net)                   1,068,482          --          --        1,068,482
-----------------------------------------------------------------------------
ENDING BALANCE AT
  3/31/08             $ 176,461,538  $    54,000              $  176,515,538

* The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to level 3 assets still held at 3/31/08 is $(1,139,101).

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2008
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2008
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 30, 2008
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.